Segment Information - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Segment	Dec. 31, 2020 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | Segment	2
Depreciation and amortization	$ 3,053	$ 2,934
Number of operating segments | Segment	2
Satellite Solutions [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 2,700	$ 2,900
Earth Observation Solutions [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 368